6. LONG-TERM DEBT (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Long-term Debt, Unclassified [Abstract]
Next 12 months	$ 32,400	$ 32,400
2 years	42,043	32,400
3 years	626,376	17,785
Total	$ 700,819	$ 82,585